Segment Reporting - Interests (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($) item
Interests
Number of major interests | item	2	2
Revenue	$ 1,113.6	$ 1,219.0
Major Interest One
Interests
Percentage of revenue (as a percent)	15.00%	20.00%
Revenue	$ 294.1	$ 379.2
Major Interest Two
Interests
Percentage of revenue (as a percent)	12.00%	11.00%